Nature of business, Basis of Presentation and Summary of Significant Accounting Policies (10K)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business, Basis of Presentation and Summary of Significant Accounting Policies

1.   Nature of business and summary of significant accounting policies

Nature of Business

iSign Solutions Inc., formerly known as Communication Intelligence Corporation, and its subsidiary (the “Company” or “iSign”) is a leading provider of digital transaction management (DTM) software enabling fully digital (paperless) business processes. The Company’s software solutions encompass a wide array of functionality and services, including electronic signatures, biometric authentication and simple-to-complex workflow management. These solutions are available across virtually all enterprise, desktop and mobile environments as a seamlessly integrated platform for both ad-hoc and fully automated transactions. The Company’s platform can be deployed both on-premise and as a cloud-based service, with the ability to easily transition between deployment models. To date, the Company primarily has delivered its solutions to channel partners and end-user customers in the financial services industry. The Company’s products include SignatureOne® Ceremony™ Server, the iSign® suite of products and services, including iSign® Enterprise and iSign® Console™, and Sign-it® programs.

Basis of Presentation

The financial information contained herein should be read in conjunction with the Company's consolidated audited financial statements and notes thereto included in its Annual Report on Form 10-K for the year ended December 31, 2014.

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete consolidated financial statements. In the opinion of management, the unaudited condensed consolidated financial statements included in this quarterly report reflect all adjustments (consisting only of normal recurring adjustments) that the Company considers necessary for a fair presentation of its financial position at the dates presented and the Company’s results of operations and cash flows for the periods presented. The Company’s interim results are not necessarily indicative of the results to be expected for the entire year.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred significant cumulative losses since its inception and, at September 30, 2015, the Company’s accumulated deficit was $126,082. The Company has primarily met its working capital needs through the sale of debt and equity securities. As of September 30, 2015, the Company’s cash balance was $358. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that the Company will be successful in securing adequate capital resources to fund planned operations or that any additional funds will be available to the Company when needed, or if available, will be available on favorable terms or in amounts required by the Company. If the Company is unable to obtain adequate capital resources to fund operations, it may be required to delay, scale back or eliminate some or all of its operations, which may have a material adverse effect on the Company's business, results of operations and ability to operate as a going concern. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Accounting Changes and Recent Accounting Pronouncements

Accounting Standards Issued But Not Yet Adopted

Accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations and cash flows.

1.   Nature of Business, Basis of Presentation and Summary of Significant Accounting Policies:

The Company:

iSign Solutions Inc., formerly known as Communication Intelligence Corporation (the “Company” or “iSign”), is a leading supplier of digital transaction management (DTM) software enabling the paperless, secure and cost-effective management of document-based transactions. iSign’s solutions encompass a wide array of functionality and services, including electronic signatures, biometric authentication and simple-to-complex workflow management. These solutions are available across virtually all enterprise, desktop and mobile environments as a seamlessly integrated platform for both ad-hoc and fully automated transactions. The Company’s products and services result in legally binding transactions that are compliant with applicable laws and regulations and that can provide a higher level of security than paper-based processes. The Company has been a leading supplier of enterprise software solutions within the financial services and insurance industries and has delivered significant expense reduction by enabling complete document and workflow automation and the resulting reduction in mailing, scanning, filing and other costs related to the use of paper.

The Company’s research and development activities have given rise to numerous technologies and products. The Company’s core DTM technologies include various forms of electronic signatures, such as handwritten biometric, click-to-sign and others, as well as signature verification, cryptography and the logging of audit trails to show signers’ intent. These technologies can enable secure, legal and regulatory compliant electronic transactions that can enhance customer experience at a fraction of the time and cost required by traditional, paper-based processes. The Company’s products include SignatureOne®Ceremony™Server, Sign-it® and the iSign® family of products and services.

Going concern and management plans:

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Except for 2004, the Company has incurred significant losses since its inception and, at December 31, 2014, the Company’s accumulated deficit was $123,199. The Company has primarily met its working capital needs through the sale of debt and equity securities. As of December 31, 2014, the Company’s cash balance was $775. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that the Company will be successful in securing adequate capital resources to fund planned operations or that any additional funds will be available to the Company when needed, or if available, will be available on favorable terms or in amounts required by the Company. If the Company is unable to obtain adequate capital resources to fund operations, it may be required to delay, scale back or eliminate some or all of its operations, which may have a material adverse effect on the Company’s business, results of operations and ability to operate as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis of consolidation:

The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America, and include the accounts of iSign Solutions Inc. and its 90%-owned Joint Venture in the People’s Republic of China. All inter-company accounts and transactions have been eliminated. All amounts shown in the accompanying consolidated financial statements are in thousands of dollars except per share amounts.

Reclassification:

Certain amounts in the consolidated financial statements for 2013 have been reclassified to conform to the 2014 presentation. These reclassifications have no effect on net income, earnings per share, or cash flows as previously reported.

Use of estimates:

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from these estimates.

Fair value measures:

Fair value is the price that would be received to sell an asset, or paid to transfer a liability, in the principal or most advantageous market for the asset or liability in an ordinary transaction between market participants on the measurement date. Our policy on fair value measures requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The policy establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The policy prioritizes the inputs into three levels that may be used to measure fair value:

Level 1: Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2: Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3: Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s assets and liabilities measured at fair value, whether recurring or non-recurring, at December 31, 2014 and December 31, 2013, and the fair value calculation input hierarchy level that we have determined applies to each asset and liability category.

Fair Value of Financial Instruments:

The Company carries financial instruments on the consolidated balance sheet at the fair value of the instruments as of the consolidated balance sheet date. At the end of each period, management assesses the fair value of each instrument and adjusts the carrying value to reflect its assessment. At December 31, 2014 and December 31, 2013, the carrying values of accounts receivable and accounts payable approximated their fair values.

Treasury Stock:

Shares of common stock returned to, or repurchased by, the Company are recorded at cost and are included as a separate component of stockholders’ equity (deficit).

Under the cost method, the gross cost of the shares reacquired is charged to a contra equity account entitled treasury stock. The equity accounts that were credited for the original share issuance (common stock, additional paid-in capital, etc.) remain intact. When the treasury shares are reissued, proceeds in excess of cost are credited to additional paid-in capital. Any deficiency is charged to accumulated deficit (unless additional paid-in capital from previous treasury share transactions exists, in which case the deficiency is charged to that account, with any excess charged to accumulated deficit).

Derivatives:

The Company, from time to time, enters into transactions which contain conversion privileges, the settlement of which may entitle the holder or the Company to settle the obligation(s) by issuance of Company securities. The Company applies a two-step model in determining whether a financial instrument or an embedded feature is indexed to an issuer’s own stock and thus able to qualify for the scope exception. The fair value of each derivative is estimated each reporting period.

Cash and cash equivalents:

The Company considers all highly liquid investments with maturities at the date of purchase of three months or less to be cash equivalents.

The Company’s cash and cash equivalents, at December 31, consisted of the following:

	2014	2013
Cash in bank	$775	$945
Money market funds	—	—
Cash and cash equivalents	$775	$945

Concentrations of credit risk:

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, cash equivalents, and accounts receivable. The Company maintains its cash and cash equivalents with various financial institutions. This diversification of risk is consistent with Company policy to maintain liquidity, and mitigate risk of loss as to principal.

To date, accounts receivable have been derived principally from revenue earned from end users, manufacturers, and distributors of computer products in North America. The Company performs periodic credit evaluations of its customers, and does not require collateral. The Company maintains reserves for potential credit losses; historically, such losses have been within management’s expectations.

The allowance for doubtful accounts is based on the Company’s assessment of the collectability of specific customer accounts and an assessment of international, political and economic risk as well as the aging of the accounts receivable. If there is a change in actual defaults from the Company’s historical experience, the Company’s estimates of recoverability of amounts due could be affected and the Company will adjust the allowance accordingly.

Deferred financing costs:

Deferred financing costs include costs paid in cash, such as professional fees and commissions. The costs are amortized to interest expense over the life of the notes or upon early payment using the effective interest method. There were $0 and $44 in cost amortized to interest expense for the years ended December 31, 2014 and 2013, respectively.

Property and equipment, net:

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, ranging from three to five years. Leasehold improvements are amortized over their estimated useful lives, not to exceed the term of the related lease. The cost of additions and improvements is capitalized, while maintenance and repairs are charged to expense as incurred. Depreciation expense was $10 and $16 for the years ended December 31, 2014 and 2013, respectively.

Intangible Assets:

The Company’s core technologies can be referred to as “transaction-enabling,” “digital authentication” and “business process work flow.” These technologies include various forms of electronic signature methods, such as handwritten, biometric, click-to-sign and others, as well as technologies related to signature verification, authentication, cryptography and the logging of audit trails to prove signers’ intent. Our technologies enable the appending of secure, legal and regulatory compliant electronic signatures coupled with an enhanced user experience at a fraction of the time and cost required by traditional, paper-based processes for signature capture.

The Company’s enterprise-class SignatureOne® and iSign® suite of electronic signature solutions enable businesses to implement paperless, electronic signature-driven business processes. The aggregate of the software functionality enabling the digitization of end-to-end work flow processes is sometimes referred to as “Digital Transaction Management” (“DTM”). Many applications provide electronic forms and allow users to fill-in information, but most of these applications still require users to print out a paper copy for the application of a handwritten, ink signature. Solutions powered by the Company’s products allow legally binding electronic signatures to be added to digitized documents, eliminating the need for paper to memorialize the completion, approval or authentication of the transaction. This allows users to reduce transaction times and processing costs.

Intangible assets are stated at cost less accumulated amortization and reflect a portion of the value of the technologies described above. Amortization is computed using the straight-line method over the estimated lives of the related assets. Amortization expense was $357 and $365 for the years ended December 31, 2014 and 2013, respectively. The estimated remaining weighted average useful lives of the intangible assets are 3 years.

Future intangible asset amortization is as follows:

Year Ended December 31,
2015	$342
2016	323
2017	268
Total	$933

Long-lived assets:

The Company evaluates the recoverability of its long-lived assets, including intangible assets, at least annually or whenever circumstances or events indicate such assets might be impaired. The Company would recognize an impairment charge in the event the net book value of such assets exceeded the future undiscounted cash flows attributable to such assets. No such impairment charges have been recorded during the two years ended December 31, 2014 and 2013, respectively.

Share-based payment:

Share-based compensation expense is based on the estimated grant date fair value of the portion of share-based payment awards that are ultimately expected to vest during the period. The grant date fair value of share-based awards to employees and directors is calculated using the Black Scholes Merton valuation model. Forfeitures of share-based payment awards are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates and it is assumed no dividends will be declared. The estimated fair value of share-based compensation awards to employees is amortized over the vesting period of the options.

Revenue recognition:

The Company recognizes revenue from sales of software products upon shipment, provided that persuasive evidence of an arrangement exists, collection is determined to be probable, all non-recurring engineering work necessary to enable the Company’s product to function within the customer’s application has been completed and the Company’s product has been delivered according to specifications. Revenue from service subscriptions is recognized as costs are incurred or over the service period, whichever is longer. Software license agreements may contain multiple elements, including upgrades and enhancements, products deliverable on a when and if available basis and post contract support. Revenue from software license agreements is recognized upon delivery of the software, provided that persuasive evidence of an arrangement exists, collection is determined to be probable, all nonrecurring engineering work necessary to enable the Company’s products to function within the customer’s application has been completed, and the Company has delivered its product according to specifications.

For arrangements with multiple deliverables, the Company allocates consideration at the inception of an arrangement to all of its deliverables based on their relative selling prices which is determined using vendor specific objective evidence.

Maintenance revenue is recorded for post-contract support and upgrades or enhancements, which is paid for in addition to license fees, and is recognized as costs are incurred or over the support period whichever is longer. For undelivered elements where vendor specific objective evidence does not exist, revenue is deferred and subsequently recognized when delivery has occurred and when vendor specific evidence has been determined.

Research and development:

Research and development costs are charged to expense as incurred.

Marketing:

The Company expenses advertising (marketing) costs as incurred. These expenses are outbound marketing expenses associated with participation in industry events, related sales collateral and email campaigns aimed at generating customer participation in webinars. The expense for the years ended December 31, 2014 and 2013 was $46 and $15, respectively.

Net loss per share:

The Company calculates net loss per share under the provisions of the relevant accounting guidance. That guidance requires the disclosure of both basic net loss per share, which is based on the weighted average number of shares outstanding, and diluted loss per share, which is based on the weighted average number of shares and dilutive potential shares outstanding.

The number of shares of common stock subject to outstanding options, preferred shares on an as converted basis and shares issuable upon exercise of warrants excluded from the calculation of loss per share as their inclusion would be anti-dilutive are as follows:

	December 31, 2014	December 31, 2013
Common Stock subject to outstanding options	58	56
Series A-1 Preferred Stock	6,252	7,368
Series B Preferred Stock	282,750	256,241
Series C Preferred Stock	221,104	200,354
Series D-1 Preferred Stock	257,773	151,766
Series D-2 Preferred Stock	114,400	95,682
Warrants outstanding	171	62

Foreign currency translation:

The Company considers the functional currency of the Joint Venture, CICC, to be the local currency of China, which is the Renminbi (“RMB”) and, accordingly, gains and losses from the translation of the local foreign currency financial statements are included as a component of accumulated other comprehensive loss in the accompanying consolidated balance sheets. Foreign currency assets and liabilities are translated into U.S. dollars at the end-of-period exchange rates except for long-term assets and liabilities, which are translated at historical exchange rates. Revenue and expenses are translated at the average exchange rates in effect during each period except for those expenses related to consolidated balance sheet amounts which are translated at historical exchange rates.

Net foreign currency transaction gains and losses are included in interest and other income, net in the accompanying consolidated statements of operations. Foreign currency transaction gains and losses in 2014 and 2013 were insignificant.

Income taxes:

Deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their financial statement reported amounts and for tax loss and credit carry-forwards. A valuation allowance is provided against deferred tax assets when it is determined to be more likely than not that the deferred tax asset will not be realized.

There have been no unrecognized tax benefits and, accordingly, there has been no effect on the Company’s financial condition or results of operations.

The Company files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal tax examinations for years before 2006, and state tax examinations for years before 2005. Management does not believe there will be any material changes in the Company’s unrecognized tax positions over the next 12 months.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

Recently issued accounting pronouncement:

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.